Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Vacation, convalescence and bonus accruals	$ 291	$ 341
Employees and payroll related	314	422
Short term operating lease liabilities	336	346
Accrued expenses and other	1,597	2,892
Accrued expenses and other liabilities, total	$ 2,538	$ 4,001